Provision for Site Reclamation (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Site Reclamation Tables Abstract
Schedule of Provision Site Reclamation

Railroad-Pinion
Project
$

Balance as at December 31, 2017	-
Increase in estimate	946,010
Foreign exchange adjustment	56,351
Accretion expense	2,138
Balance as at December 31, 2018	1,004,499
Foreign exchange adjustment	(48,343)
Accretion expense	8,804
Balance as at December 31, 2019	964,960